License Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Text block [abstract]
License Agreements
16.	LICENSE AGREEMENTS

Array Biopharma

The Company entered into a license agreement in 2011 with Array Biopharma Inc. (“Array”) to develop Array’s pan-HER inhibitor, ARRY-543 (which the Company refers to as ASLAN001 or varlitinib), for the treatment or prevention of any disease or condition in humans, without upfront payments. Under the license agreement, the Company agreed to fund and globally develop ASLAN001 through proof of concept, initially targeting patients with gastric cancer through a development program conducted in Asia.

Upon achievement of proof of concept, the Company agreed to collaborate or out-license to third parties for the further phase 3 development and commercialization. Under the license agreement, the Company agreed to pay Array 50% of the proceeds from out-licensing as royalties.

On January 3, 2018, the Company entered into a new license agreement with Array pursuant to which the Company obtained an exclusive, worldwide license to develop, manufacture and commercialize varlitinib for all human and animal therapeutic, diagnostic and prophylactic uses. This new license agreement replaces and supersedes the previous collaboration and license agreement with Array dated July 12, 2011.

Under the new license agreement, the Company agreed to use commercially reasonable efforts to obtain approval by the U.S. FDA or the applicable health regulatory authority and commercialize varlitinib.

In consideration of the rights granted under the agreement, the Company made an initial upfront payment to Array of $12,000,000 in January 2018 and an additional payment $11,000,000 in June 2018, respectively, that were capitalized as a separately acquired intangible asset. In addition, the Company will be required to pay up to $30,000,000 if certain development milestones are achieved, $20,000,000 if certain regulatory milestones are achieved, and up to $55,000,000 if certain commercial milestones are achieved. The Company is also required to pay Array tiered royalties in the low tens on net sales of varlitinib. The royalty obligations will continue on a country-by-country basis through the later of the expiration of the last valid patent claim for varlitinib or ten years after the first commercial sale of varlitinib in a given country. As of March 31, 2019, the Company did not accrue for the above contingent payments since the milestones are not achieved.

If within two years of the date of the new license agreement the Company sublicenses varlitinib and is paid an upfront payment, Array will be further entitled to receive one-half of the portion of any such upfront payment that exceeds a specified amount. In the event that the base royalty under a sublicense agreement is 20% or less, the Company will only be required to share with Array one-half of the amount actually received by the Company under such sublicense agreement in lieu of the tiered royalties described above, provided that the royalty paid in such case shall in no event be less than a royalty in the high single digit range.

If the Company undergoes a change in control during a defined period following execution of the new license agreement, Array will also be entitled to receive a low to mid single-digit percentage of the proceeds resulting from the change in control. Unless earlier terminated, the agreement will continue on a country-by-country basis until the expiration of the respective royalty obligations in such country. Upon such expiration in such country, Array will grant to the Company a perpetual, royalty-free, non-terminable, non-revocable, non-exclusive license to exploit certain know-how in connection with the development, manufacturing and/or commercialization of varlitinib for all human and animal therapeutic, diagnostic and prophylactic uses in such country. Either party may terminate the agreement (i) in the event of the other party’s material breach of the agreement that remains uncured for a specified period of time or (ii) the insolvency of the other party. In addition, if there is a change in control, the Company may also terminate the agreement without cause at any time upon 180 days advance notice to Array.

Bristol-Myers Squibb

The Company entered into a license agreement with Bristol-Myers Squibb in 2011, and the Company received exclusive rights to develop and commercialize BMS-777607 (which the Company refers to as ASLAN002) in China, Australia, Korea, Taiwan and other selected Asian countries, without upfront payments. Bristol-Myers Squibb retains the exclusive rights in the rest of the world. Under the license agreement, the Company would fund and develop ASLAN002 through proof of concept under a development plan that would initially target gastric cancer and lung cancer.

After the Company completed the phase 1 clinical trial, Bristol-Myers Squibb licensed the exclusive rights from the Company to further the development and commercialization of ASLAN002 worldwide. Under the terms of the license agreement, the Company has received an upfront payment of $10,000,000 in 2016. The Company is eligible to receive additional payments upon Bristol-Myers Squibb’s achievement of development and regulatory milestones in the future. Bristol-Myers Squibb also purchased the related research materials, supplies, research documentation and clinical trial results that are used for further developing ASLAN002 from the Company in the amount of $1,294,034 which was delivered in 2016. Furthermore, the Company is eligible to receive royalty payments on future worldwide sales generated by Bristol-Myers Squibb.

Almirall

In 2012, the Company originally entered into a global licensing agreement with Almirall to develop DHODH inhibitor, LAS186323, which the Company refers to as ASLAN003, for rheumatoid arthritis (excluding any topical formulation), without upfront payments. Under the license agreement, the Company agreed to fund and develop ASLAN003 to the end of Phase 2 through a development program conducted in the Asia-Pacific region.

The original license agreement was replaced by a new agreement, executed in December 2015 and amended in March 2018, granting an exclusive, worldwide license to develop, manufacture and commercialize ASLAN003 products for all human diseases with primary focus on oncology diseases, excluding topically-administered products embodying the compound for keratinocyte hyperproliferative disorders, and the non-melanoma skin cancers basal cell carcinoma, squamous cell carcinomas and Gorlin Syndrome. Under the license agreement, Almirall is eligible to receive milestone payments and royalties based on the sales generated by the Company and/or sublicensees.

CSL

The Company entered into a global license agreement with CSL Limited (“CSL”), in May 2014, to develop the anti-IL13 receptor monoclonal antibody, CSL334 (which the Company refers to as ASLAN004) and antigen binding fragments thereof, for the treatment, diagnosis or prevention of diseases or conditions in humans, without upfront payments. This license agreement was amended in September 2018. Under the license agreement (as amended), the Company agreed to fund and develop ASLAN004 through to clinical proof of concept in a development program, targeting patients suffering moderate to severe atopic dermatitis. Upon achievement of clinical proof of concept (or earlier, if agreed), the Company will collaborate or out-license to third parties for further Phase 3 development and commercialization. Under the global license agreement, the Company will pay to CSL a share in the range of 40 to 50 percent of all licensing revenue it receives from future out-licensing agreements.

Hyundai Pharm Co., Ltd.

In October 2015, the Company entered into a license agreement with Hyundai Pharm Co., Ltd. (“Hyundai”). Under the terms of the license agreement, the Company granted Hyundai options to acquire the rights to use its intellectual property to develop and commercialize varlitinib for the treatment of cholangiocarcinoma (i.e., CCA) in South Korea, and the Company has received an option payment of $250,000 from Hyundai in 2016. The Company was eligible for additional regulatory and commercial milestones payments as well as royalties on product sales.

In February 2019, the Company made a payment of $325,000 to Hyundai in order to buy back the rights to commercialize varlitinib in CCA and recorded as cost of revenue.

Exploit Technologies Pte Ltd. (“ETPL”)/P53 Laboratory

The Company entered into a licensing agreement with ETPL, in August 2016, to license Intellectual Property (IP) arising from a research collaboration with ETPL’s P53 Laboratory. The IP focuses on generation of novel immuno-oncology antibodies targeting recepteur d’origine nantais (“RON”) and such antibodies are referred to by the Company collectively as ASLAN005. The license fee of SG$100,000 (or $73,400) is capitalized as a separately acquired intangible asset. Under the license agreement, the Company has the exclusive rights to develop and commercialize ASLAN005 worldwide. ETPL is eligible to receive up to an aggregate of SG$12,000,000 (or $8,978,951) in milestone payments if certain development and commercial milestones are achieved, as well as royalties calculated based on any sales generated by the Company.

In August 2016, the Company and ETPL’s P53 Laboratory entered into a three-year research collaboration agreement. Under the terms of the agreement, the Company will be responsible for the design of innovative clinical development programs, in collaboration with P53 Laboratory, which will continue to be responsible for the preclinical development of the antibody assets.

Nanyang Technological University

The Company entered into a licensing and research collaboration agreement with Nanyang Technological University (NTU) in October 2016, for the development of modybodies against three targets of the Company’s choice. The agreement expired in April 2018, but the Company retained continuing rights: a half share ownership in the resulting IP, together with an exclusive option to obtain global rights to develop and commercialize the modybodies, with such option exercisable until October 2018. In July 2018, the technology for modybodies was separated from NTU and licensed to a new company, DotBio Pte. Ltd. In exchange for the Company’s giving up its residual rights and options in respect to the technology, the Company received 599,445 shares of DotBio Pte. Ltd. equivalent to SG$255,000 ($187,244) (see Note 8), together with 599,445 units of warrant to subscribe for the same number of shares at a subscription price of $0.32 which was the same value per share as applied to other new investors in this round (see Note 7); in addition, the Company also retained a right of first refusal to take an exclusive license for any modybodies produced by DotBio Pte. Ltd. that are based on the work generated from the collaborative agreement between NTU and the Company. However, as the right of first refusal did not limit DotBio Pte. Ltd.’s ability to direct the use of the asset, or to obtain substantially all the remaining benefits from the asset, this would not prevent DotBio Pte. Ltd. from obtaining control of the asset. Accordingly, the Company recognized the non-cash gain arising from the derecognition and recorded it as other income of $187,244 for the year ended December 31, 2018, because it was not a good or service that was an output of the Company’s ordinary activities.

BioGenetics Co. Ltd.

In February 2019, the Company entered into a licensing agreement with BioGenetics to grant exclusive rights to commercialize varlitinib in South Korea in exchange for an upfront payment of $2,000,000 and up to $11,000,000 in sales and development milestone payments. The Company is also eligible to receive tiered double digit royalties on net sales up to the mid-twenties. The Company granted the license that has been transferred to BioGenetics, and BioGenetics is able to use and benefit from the license. BioGenetics is also responsible for obtaining initial and all subsequent regulatory approvals of varlitinib in South Korea. Since the Company has no other performance obligation in addition to the license, the Company recognized the upfront payment as revenue in February 2019, and the amount was fully collected in March 2019.

In March 2019, the Company entered into another licensing agreement with BioGenetics to grant exclusive rights to commercialize ASLAN003 in South Korea in exchange for an upfront payment of $1,000,000 and up to $8,000,000 in sales and development milestone payments. The Company is also eligible to receive tiered double digit royalties on net sales from the high-teens to the mid-twenties range. The Company granted the license that has been transferred to BioGenetics, and BioGenetics is able to use and benefit from the license. BioGenetics is also responsible for obtaining initial and all subsequent regulatory approvals of ASLAN003 in South Korea. Since the Company has no other performance obligation in addition to the license, the Company recognized the upfront payment as revenue in March 2019. As of March 31, 2019, the $1,000,000 upfront payment is recorded as accounts receivable and the amount was fully collected in April 2019. Under the in-license agreement to develop ASLAN003 with Almirall, Almirall is eligible to receive the payment for the proceeds from the out-licensing of ASLAN003. The related cost of revenue in the amount of $100,000 payable to Almirall was recognized as operating costs accordingly.

15.	LICENSE AGREEMENTS

Array Biopharma

The Company entered into a license agreement in 2011 with Array Biopharma Inc. (“Array”) to develop Array’s pan-HER inhibitor, ARRY-543 (which the Company refers to as ASLAN001 or varlitinib), for the treatment or prevention of any disease or condition in humans, without upfront payments. Under the license agreement, the Company agreed to fund and globally develop ASLAN001 through proof of concept, initially targeting patients with gastric cancer through a development program conducted in Asia.

Upon achievement of proof of concept, the Company agreed to collaborate or out-license to third parties for the further phase 3 development and commercialization. Under the license agreement, the Company agreed to pay Array 50% of the proceeds from out-licensing as royalties.

On January 3, 2018, the Company entered into a new license agreement with Array pursuant to which the Company obtained an exclusive, worldwide license to develop, manufacture and commercialize varlitinib for all human and animal therapeutic, diagnostic and prophylactic uses. This new license agreement replaces and supersedes the previous collaboration and license agreement with Array dated July 12, 2011.

Under the new license agreement, the Company agreed to use commercially reasonable efforts to obtain approval by the U.S. FDA or the applicable health regulatory authority and commercialize varlitinib.

In consideration of the rights granted under the agreement, the Company made an initial upfront payment to Array of $12,000,000 in January 2018 and an additional payment $11,000,000 in June 2018, respectively, that were capitalized as a separately acquired intangible asset. In addition, the Company will be required to pay up to $30,000,000 if certain development milestones are achieved, $20,000,000 if certain regulatory milestones are achieved, and up to $55,000,000 if certain commercial milestones are achieved. The Company is also required to pay Array tiered royalties in the low tens on net sales of varlitinib. The royalty obligations will continue on a country-by-country basis through the later of the expiration of the last valid patent claim for varlitinib or ten years after the first commercial sale of varlitinib in a given country. As of December 31, 2018, the Company did not accrue for the above contingent payments since the milestones are not achieved.

If within two years of the date of the new license agreement the Company sublicenses varlitinib and is paid an upfront payment, Array will be further entitled to receive one-half of the portion of any such upfront payment that exceeds a specified amount. In the event that the base royalty under a sublicense agreement is 20% or less, the Company will only be required to share with Array one-half of the amount actually received by the Company under such sublicense agreement in lieu of the tiered royalties described above, provided that the royalty paid in such case shall in no event be less than a royalty in the high single digit range.

If the Company undergoes a change in control during a defined period following execution of the new license agreement, Array will also be entitled to receive a low to mid single-digit percentage of the proceeds resulting from the change in control. Unless earlier terminated, the agreement will continue on a country-by-country basis until the expiration of the respective royalty obligations in such country. Upon such expiration in such country, Array will grant to the Company a perpetual, royalty-free, non-terminable, non-revocable, non-exclusive license to exploit certain know-how in connection with the development, manufacturing and/or commercialization of varlitinib for all human and animal therapeutic, diagnostic and prophylactic uses in such country. Either party may terminate the agreement (i) in the event of the other party’s material breach of the agreement that remains uncured for a specified period of time or (ii) the insolvency of the other party. In addition, if there is a change in control, the Company may also terminate the agreement without cause at any time upon 180 days advance notice to Array.

Bristol-Myers Squibb

The Company entered into a license agreement with Bristol-Myers Squibb in 2011, to receive exclusive rights to develop and commercialize BMS-777607 (which the Company refers to as ASLAN002) in China, Australia, Korea, Taiwan and other selected Asian countries, without upfront payments. Bristol-Myers Squibb retains the exclusive rights in the rest of the world. Under the license agreement, the Company would fund and develop ASLAN002 through proof of concept under a development plan that would initially target gastric cancer and lung cancer.

After the Company completed the phase 1 clinical trial, Bristol-Myers Squibb licensed the exclusive rights from the Company to further the development and commercialization of ASLAN002 worldwide. Under the terms of the license agreement, the Company has received an upfront payment of $10,000,000 in 2016. The Company is eligible to receive additional payments upon Bristol-Myers Squibb’s achievement of development and regulatory milestones in the future. Furthermore, the Company is eligible to receive royalty payments on future worldwide sales generated by Bristol-Myers Squibb. Bristol-Myers Squibb also purchased the related research materials, supplies, research documentation and clinical trial results that are used for further developing ASLAN002 from the Company in the amount of $1,294,034 which was delivered in 2016. Such amount was recorded in the accounts receivable as of December 31, 2016 and was collected during the first quarter of 2017. As Bristol-Myers Squibb assumes the responsibility for all development and commercialization activities and expenses, and the Company currently has no further obligations under the license agreement. Accordingly, the Company recognized the upfront payment from out-licensing and other payment from the sale of research materials, supplies, research documentation and clinical trial results, totaling $11,294,034, in revenue for the year ended December 31, 2016.

Almirall

In 2012, the Company originally entered into a global licensing agreement with Almirall to develop DHODH inhibitor, LAS186323, which the Company refers to as ASLAN003, for rheumatoid arthritis (excluding any topical formulation), without upfront payments. Under the license agreement, the Company agreed to fund and develop ASLAN003 to the end of Phase 2 through a development program conducted in the Asia-Pacific region.

The original license agreement was replaced by a new agreement, executed in December 2015 and amended in March 2018, granting an exclusive, worldwide license to develop, manufacture and commercialize ASLAN003 products for all human diseases with primary focus on oncology diseases, excluding topically-administered products embodying the compound for keratinocyte hyperproliferative disorders, and the non-melanoma skin cancers basal cell carcinoma, squamous cell carcinomas and Gorlin Syndrome. Under the license agreement, Almirall is eligible to receive milestone payments and royalties based on the sales generated by the Company and/or sublicensees.

CSL

The Company entered into a global license agreement with CSL Limited (“CSL”), in May 2014, to develop the anti-IL13 receptor monoclonal antibody, CSL334 (which the Company refers to as ASLAN004) and antigen binding fragments thereof, for the treatment, diagnosis or prevention of diseases or conditions in humans, without upfront payments. This license agreement was amended in September 2018. Under the license agreement (as amended), the Company will be responsible to develop ASLAN004 through to clinical proof of concept in a development program, targeting patients suffering moderate to severe atopic dermatitis. Upon achievement of clinical proof of concept (or earlier, if agreed), the Company will collaborate or out-license to third parties for further Phase 3 development and commercialization. Under the global license agreement, the Company will pay to CSL a share in the range of 40 to 50 percent of all licensing revenue it receives from future out-licensing agreements.

Hyundai Pharm Co., Ltd.

In October 2015, the Company entered into a license agreement with Hyundai Pharm Co., Ltd. (“Hyundai”). Under the terms of the license agreement, the Company granted Hyundai options to acquire the rights to use its intellectual property to develop and commercialize varlitinib for the treatment of cholangiocarcinoma (i.e., CCA) in South Korea, and the Company has received an option payment of $250,000 from Hyundai in 2016. As there was no performance obligation required for the Company, the payment was recognized as revenue, and the related cost of revenue in the amount of $125,000 paid to one of the third parties with whom the Company has a licensing agreement as part of the payment for the proceeds from out-licensing was recognized as cost of revenue, for the year ended December 31, 2016. The Company was eligible for additional regulatory and commercial milestones payments as well as royalties on product sales.

In February 2019, the Company made a payment of $325,000 to Hyundai in order to buy back the rights to commercialize varlitinib in CCA.

Exploit Technologies Pte Ltd. (“ETPL”)/P53 Laboratory

The Company entered into a licensing agreement with ETPL, in August 2016, to license Intellectual Property (IP) arising from a research collaboration with ETPL’s P53 Laboratory. The IP focuses on generation of novel immuno-oncology antibodies targeting recepteur d’origine nantais (“RON”) and such antibodies are referred to by the Company collectively as ASLAN005. The license fee of SG$100,000 (or $73,400) is capitalized as a separately acquired intangible asset. Under the license agreement, the Company has the exclusive rights to develop and commercialize ASLAN005 worldwide. ETPL is eligible to receive up to an aggregate of SG$12,000,000 (or $8,978,951) in milestone payments if certain development and commercial milestones are achieved, as well as royalties calculated based on any sales generated by the Company.

In August 2016, the Company and ETPL’s P53 Laboratory entered into a three-year research collaboration agreement. Under the terms of the agreement, the Company will be responsible for the design of innovative clinical development programs, in collaboration with P53 Laboratory, which will continue to be responsible for the preclinical development of the antibody assets.

Nanyang Technological University

The Company entered into a licensing and research collaboration agreement with Nanyang Technological University (NTU) in October 2016, for the development of modybodies against three targets of the Company’s choice. The agreement expired in April 2018, but the Company retained continuing rights: a half share ownership in the resulting IP, together with an exclusive option to obtain global rights to develop and commercialize the modybodies, with such option exercisable until October 2018. In July 2018, the technology for modybodies was separated from NTU and licensed to a new company, DotBio Pte. Ltd. In exchange for the Company’s giving up its residual rights and options in respect to the technology, the Company received 599,445 shares of DotBio Pte. Ltd. equivalent to SG$255,000 ($187,244) (see Note 8), together with 599,445 units of warrant to subscribe for the same number of shares at a subscription price of $0.32 which was the same value per share as applied to other new investors in this round (see Note 7); in addition, the Company also retained a right of first refusal to take an exclusive license for any modybodies produced by DotBio Pte. Ltd. that are based on the work generated from the collaborative agreement between NTU and the Company. However, as the right of first refusal did not limit DotBio Pte. Ltd.’s ability to direct the use of the asset, or to obtain substantially all the remaining benefits from the asset, this would not prevent DotBio Pte. Ltd. from obtaining control of the asset. Accordingly, the Company recognized the non-cash gain arising from the derecognition and recorded it as other income of $187,244 for the year ended December 31, 2018, because it was not a good or service that was an output of the Company’s ordinary activities.

BioGenetics Co. Ltd.

In February 2019, the Company entered into a licensing agreement with BioGenetics to grant exclusive rights to commercialize varlitinib in South Korea in exchange for an upfront payment of $2,000,000 and up to $11,000,000 in sales and development milestone payments. The Company is also eligible to receive tiered double digit royalties on net sales up to the mid-twenties. The Company has no other performance obligation in addition to the license, and BioGenetics will be responsible for obtaining initial and all subsequent regulatory approvals of varlitinib in South Korea.

In March 2019, the Company entered into another licensing agreement with BioGenetics to grant exclusive rights to commercialize ASLAN003 in South Korea in exchange for an upfront payment of $1,000,000 and up to $8,000,000 in sales and development milestone payments. The Company is also eligible to receive tiered double digit royalties on net sales from the high-teens to the mid-twenties range. The Company has no other performance obligation in addition to the license, and BioGenetics will be responsible for obtaining initial and all subsequent regulatory approvals of ASLAN003 in South Korea.